Fees Summary	Aug. 13, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,727,000.00
Previously Paid Amount	0.00
Total Fee Amount	264.40
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 264.40
Narrative - Max Aggregate Offering Price	$ 1,727,000.00
Final Prospectus	true